Epiphany FFV Fund

Class A shares: EPVNX

Class I shares: EPVCX

Epiphany FFV Strategic Income Fund

Class A shares: EPIAX

Class I shares: EPICX

each a series of the Epiphany Funds

Supplement dated October 1, 2017

to the Funds’ Prospectus dated May 30, 2017

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1.

Change in Advisory Fee

Effective October 1, 2017, the FFV Fund’s Management Fee is lowered to 0.70% and the FFV Strategic Income Fund’s Management Fee is lowered to 0.45%.  Additionally, Exhibit 1 to the Funds’ Management Agreement is revised to include the following breakpoints:

Fund

Annual Fee

Epiphany FFV Fund

Average daily net assets: $0 to $30,000,000: 0.70%

Average daily net assets: $30,000,001 or greater: 0.60%

Epiphany FFV Strategic Income Fund

Average daily net assets: $0 to $30,000,000: 0.45%

Average daily net assets: $30,000,001 or greater: 0.35%

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In connection with these changes to the Management Fee, all references to each Fund’s Management Fee in the Prospectus are revised to reflect the lowered management fees.  Additionally, the following tables on Pages 2-3 of the Prospectus are deleted in their entirety and replaced as follows:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 25 and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees Fees paid directly from your investment	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at the time of redemption)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	$10	$10

Annual Fund operating expenses Expenses deducted from Fund assets	Class A	Class I
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.68%	0.68%
Total Annual Fund Operating Expenses	1.63%	1.38%
Fee Waiver and/or Expense Reimbursement (1)	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	1.50%	1.25%

1)

The FFV Fund’s Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest and dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 1.25% of the average daily net assets of Class I shares for the period through May 31, 2018. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days’ notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the FFV Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FFV Fund	1 Year	3 Years	5 Years	10 Years
Class A	$645	$976	$1,331	$2,326
Class I	$127	$424	$743	$1,646

•

The following tables on Pages 9-10 of the Prospectus are deleted in their entirety and replaced as follows:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 25 and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees Fees paid directly from your investment	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at redemption)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	$10	$10
Annual Fund operating expenses Expenses deducted from Fund assets	Class A	Class I
Management Fees	0.45%	0.45%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.76%	0.76%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	1.22%
Fee Waiver and/or Expense Reimbursement (1)	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursements)	1.26%	1.01%

1)

The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest and dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets of the Class I shares, through May 31, 2018.  The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days’ notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FFV Strategic Income Fund	1 Year	3 Years	5 Years	10 Years
Class A	$622	$922	$1,244	$2,152
Class I	$103	$366	$650	$1,459

2.

FFV Fund Portfolio Managers

Effective October 1, 2017 Daniel B. Mulvey will serve as portfolio manager of the FFV Fund.

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The “Portfolio Manager” disclosure on page 7 of the Prospectus is deleted and revised as follows:

Portfolio Managers

Samuel J. Saladino, III, CEO and founder of Trinity Fiduciary Partners, LLC and Daniel B. Mulvey, portfolio manager of Trinity Fiduciary Partners, LLC, serve as the portfolio managers of the Fund.  Each is jointly and primarily responsible for managing the Fund.  Mr. Saladino has served as the Fund's portfolio manager since 2008, and Mr. Mulvey has served as the Fund’s portfolio manager effective October 1,  2017.

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The “Portfolio Manager” disclosure describing Mr. Mulvey on page 26 of the Prospectus revised to include as follows:

Daniel B. Mulvey.  Mr. Mulvey is a portfolio manager for Trinity Fiduciary Partners, LLC.  Mr. Mulvey graduated from the University of Illinois with a B.A. in Economics and Mathematics.  He earned an M.B.A. from Fordham University.  Mr. Mulvey joined Trinity Fiduciary Partners, LLC in August 2016.  Mr. Mulvey

was a vice president for investment capability management at Fidelity Investments from 2011 to 2016.  He also worked as an independent consultant from 2009 to 2011.  He served as chief operating officer of Camden Asset Management from 2008 to 2009 and served as President and CIO at ASB Capital Management from 2003 to 2008.  Mr. Mulvey worked at Bank of America Capital Management from 1999 to 2003 as a managing director and worked at JP Morgan Investment Management from 1991 to 1988 as a vice president.  Mr. Mulvey serves as a Portfolio Manager for the Epiphany FFV Fund and Epiphany FFV Strategic Income Fund.

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You should read this Supplement in conjunction with the Funds’ Prospectuses and Statement of Additional Information dated May 30, 2017, and provide information that you should know about each Fund before investing.  The Funds’ Prospectus and Statement of Additional Information have each been filed with the Securities and Exchange Commission and are incorporated by reference.  Copies these documents may be obtained without charge by visiting www.epiphanyfunds.com or by calling 1-800-320-2185.